COMMON STOCK AND WARRANTS	12 Months Ended
Dec. 31, 2010
Stockholders' Equity Note Disclosure [Text Block]
10.	COMMON STOCK AND WARRANTS.

On October 6, 2010, as part of the Convertible Note financing, the Company issued Warrants which are immediately exercisable and entitle the holders of the Warrants to purchase up to an aggregate of 2,941,178 shares of the Company’s common stock until October 6, 2017 at an exercise price of $5.95 per share (“Warrant Exercise Price”), which price is subject to adjustment. The Warrants include both cash and cashless exercise provisions.

The Warrant Exercise Price is subject to adjustment for stock splits, combinations or similar events, and, in such event, the number of shares issuable upon the exercise of the Warrants will also be adjusted so that the aggregate Warrant Exercise Price shall be the same immediately before and immediately after the adjustment. In addition, the Warrant Exercise Price is also subject to a “full ratchet” anti-dilution adjustment where if the Company issues or is deemed to have issued securities at a price lower than the then applicable Warrant Exercise Price, the Warrant Exercise Price will immediately decline to equal the price at which the Company issues or is deemed to have issued its common stock.

If the Company sells or issues any securities with “floating” conversion prices based on the market price of its common stock, a holder of a Warrant has the right to substitute the “floating” conversion price for the Warrant Exercise Price upon exercise of all or part of the Warrant.

Similar to the Convertible Notes, the Warrants require payments to be made by the Company for failure to deliver the shares of common stock issuable upon exercise.

The Warrants may not be converted if, after giving effect to the conversion, the investor together with its affiliates would beneficially own in excess of 4.99% or 9.99% (which percentage has been established at the election of each selling security holder) of the Company’s outstanding shares of common stock. The blocker applicable to the exercise of the Warrants may be raised or lowered, subject to an advance notice period, to any other percentage not in excess of 9.99%.

If the Company issues options, convertible securities, warrants, stock, or similar securities to holders of its common stock, each holder of a Warrant has the right to acquire the same as if the holder had exercised its Warrant. The Warrants prohibit the Company from entering into specified transactions involving a change of control, unless the successor entity is a publicly traded corporation that assumes all of the Company’s obligations under the Warrants under a written agreement approved by all of the holders of the Warrants before the transaction is completed. When there is a transaction involving a permitted change of control, a holder of a Warrant will have the right to force the Company to repurchase the holder’s Warrants for a purchase price in cash equal to the Black Scholes value of the then unexercised portion of the Warrants.

If at any time after the date the Company has initially satisfied certain specified conditions, and (i) its common stock trades at a price equal to or greater than $14.84 per share for 20 trading days in any 30 consecutive trading day period (“Mandatory Exercise Measuring Period”), (ii) the average daily dollar trading volume of the Company’s common stock for each trading day during the Mandatory Exercise Measuring Period exceeds $250,000 per day, and (iii) all such conditions are then satisfied, the Company will have the right to require the holders of the Warrants to fully exercise all, but not less than all, of the Warrants (subject to the blocker).

The initial number of shares of the Company’s common stock issuable upon exercise of the Warrants is 2,941,178, which is based on the current exercise price of $5.95 per share. The exercise price is subject to adjustments as noted above, and therefore, there is no maximum number of shares of the Company’s common stock that may be issued, or if any, prior to the end of the term of the Warrants.

The Company has determined that the Warrants did not meet the conditions for classification in stockholders’ equity and as such, has recorded them as a liability at fair value. The Company must revalue the Warrants at each reporting period. Accordingly, the Company recorded fair value adjustments of $7,445,000 for their initial recognition and a gain of $1,727,000 for subsequent changes in fair value, which is attributed to term shortening and reduction in the market value of the Company’s common stock, resulting in the Warrants becoming out of the money at December 31, 2010. See Note 13 for the Company’s fair value assumptions.

In March 2008, the Company issued warrants to purchase an aggregate of 439,560 shares of common stock at an exercise price of $49.00 per share, which expire in 2018. In May 2008, the Company issued warrants to purchase an aggregate of 63,186 shares of common stock at an exercise price of $49.00 per share, which expire in 2018. See Note 9—Preferred Stock. In March 2008, the Company also issued warrants to purchase 14,286 shares of common stock at an exercise price of $56.00 per share, which expired unexercised in 2009.

In May 2008, the Company issued warrants to purchase an aggregate of 428,571 shares of common stock at an exercise price of $49.70 per share, which expire in 2013.

The following table summarizes warrant activity for the years ended December 31, 2010 and 2009 (number of shares in thousands):

	Number of Shares	Price per Share	Weighted Average Exercise Price
Balance at December 31, 2008	945	$49.00 – $56.00	$49.42
Warrants expired	(14)	$56.00	$56.00
Balance at December 31, 2009	931	$49.00 – $49.70	$49.35
Warrants issued	2,941	$5.95	$5.95
Balance at December 31, 2010	3,872	$5.95 – $49.70	$16.38